Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue [Abstract]
Revenue rewards	$ 400,000	$ 500,000	$ 700,000	$ 1,000,000	$ 1,900,000	$ 1,800,000
Contract liability related to deferred subscription revenues	200,000		200,000		300,000	300,000
Contract liability related to unearned portion of bonus	$ 100,000		$ 100,000		100,000	600,000
Incremental costs					$ 0	$ 0